Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 1,822	$ 864
Trade accounts receivable	1,770	1,582
Other accounts receivable	834	715
Inventories	1,527	1,485
Assets held for sale and other current assets	144	370
Total current assets	6,097	5,016
NON-CURRENT ASSETS
Investments in associates and joint ventures	792	753
Other investments and non-current accounts receivable	212	256
Property, machinery and equipment, net and assets for the right-of-use, net	12,168	11,240
Intangible assets other than goodwill	1,990	1,920
Goodwill	7,170	7,441
Deferred income tax assets	516	673
Total non-current assets	22,848	22,283
TOTAL ASSETS	28,945	27,299
CURRENT LIABILITIES
Current debt	1,187	189
Other current financial obligations	948	927
Trade accounts payable	3,092	3,090
Income taxes payable	438	469
Other current liabilities	1,682	1,417
Total current liabilities	7,347	6,092
NON-CURRENT LIABILITIES
Non-current debt	4,457	5,340
Other non-current financial obligations	868	902
Pensions and other post-employment benefits	588	559
Deferred income tax liabilities	601	548
Other non-current liabilities	1,446	1,381
Total non-current liabilities	7,960	8,730
TOTAL LIABILITIES	15,307	14,822
Controlling interest:
Common stock and additional paid-in capital	7,699	7,699
Other equity reserves and subordinated notes	(446)	(770)
Retained earnings	6,077	5,247
Total controlling interest	13,330	12,176
Non-controlling interest	308	301
TOTAL STOCKHOLDERS' EQUITY	13,638	12,477
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 28,945	$ 27,299